Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity PortfolioTM, Schwab MarketTrack Growth PortfolioTM,

Schwab MarketTrack Balanced PortfolioTM, and Schwab MarketTrack Conservative PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

1. Schwab MarketTrack All Equity Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.29
Acquired fund fees and expenses (AFFE)[1]	0.13
Total annual fund operating expenses (including AFFE)	0.55
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$56	$176	$307	$689

2. Schwab MarketTrack Growth Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.12
Total annual fund operating expenses (including AFFE)	0.53
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$54	$170	$296	$665

3. Schwab MarketTrack Balanced Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.10
Total annual fund operating expenses (including AFFE)	0.51
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$52	$164	$285	$640

4. Schwab MarketTrack Conservative Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.31
Acquired fund fees and expenses (AFFE)[1]	0.08
Total annual fund operating expenses (including AFFE)	0.52
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Schwab MarketTrack All Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack All Equity PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

1. Schwab MarketTrack All Equity Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.29
Acquired fund fees and expenses (AFFE)[1]	0.13
Total annual fund operating expenses (including AFFE)	0.55
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$56	$176	$307	$689

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Schwab MarketTrack All Equity Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%	[1]
Total annual fund operating expenses (including AFFE)	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	$ 56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	$ 689
Schwab MarketTrack Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack Growth PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

2. Schwab MarketTrack Growth Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.12
Total annual fund operating expenses (including AFFE)	0.53
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$54	$170	$296	$665

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Schwab MarketTrack Growth Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses (including AFFE)	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	$ 665
Schwab MarketTrack Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack Balanced PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

3. Schwab MarketTrack Balanced Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.28
Acquired fund fees and expenses (AFFE)[1]	0.10
Total annual fund operating expenses (including AFFE)	0.51
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$52	$164	$285	$640

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Schwab MarketTrack Balanced Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%	[1]
Total annual fund operating expenses (including AFFE)	rr_ExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	285
10 years	rr_ExpenseExampleYear10	$ 640
Schwab MarketTrack Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sct_SupplementTextBlock

SCHWAB CAPITAL TRUST

Schwab MarketTrack Portfolios

Schwab MarketTrack Conservative PortfolioTM

(collectively, the Funds)

Supplement dated October 6, 2017 to the

Prospectus dated February 28, 2017, as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

Effective October 6, 2017, the Annual fund operating expenses for each of the Funds are being restated to account for changes in the acquired fund fees and expenses (AFFE) associated with each Fund’s investments in the underlying funds.

Accordingly, the following changes to the Prospectus are effective October 6, 2017:

4. Schwab MarketTrack Conservative Portfolio

The “Annual fund operating expenses” table, “Example” and “Expenses on a $10,000 investment” table under the “Fund fees and expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.13
Distribution (12b-1) fees	None
Other expenses	0.31
Acquired fund fees and expenses (AFFE)[1]	0.08
Total annual fund operating expenses (including AFFE)	0.52
[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment
1 year	3 years	5 years	10 years
$53	$167	$291	$653

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Schwab MarketTrack Conservative Portfolio | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[1]
Total annual fund operating expenses (including AFFE)	rr_ExpensesOverAssets	0.52%
1 year	rr_ExpenseExampleYear01	$ 53
3 years	rr_ExpenseExampleYear03	167
5 years	rr_ExpenseExampleYear05	291
10 years	rr_ExpenseExampleYear10	$ 653

[1]	“Acquired fund fees and expenses (AFFE)” are based on estimated amounts for the current fiscal period.